Net Income Per Class A Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of Earnings Per Unit, Basic and Diluted

Net income per share has not been presented for the Class B shareholder as the Class B share is not entitled to any economic rights. The nine months ended September 30, 2016 reflect the results of operations from MGP from the IPO Date through September 30, 2016.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in thousands, except share and per share amounts)
Basic net income per share
Numerator:
Net income attributable to Class A shares	$11,025	$10,591	$33,053	$17,544
Denominator:
Basic weighted average Class A shares outstanding	60,614,664	57,500,000	58,612,916	57,500,000

Basic net income per Class A share	$0.18	$0.18	$0.56	$0.31

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in thousands, except share and per share amounts)
Diluted net income per share
Numerator:
Net income attributable to Class A shares	$11,025	$10,591	$33,053	$17,544
Denominator:
Basic weighted average Class A shares outstanding	60,614,664	57,500,000	58,612,916	57,500,000
Effect of dilutive shares for diluted net income per Class A share	140,522	252,163	195,032	245,665

Weighted average shares for diluted net income per Class A share	60,755,186	57,752,163	58,807,948	57,745,665

Diluted net income per Class A share	$0.18	$0.18	$0.56	$0.30

Net income per share has not been presented for the Class B shareholder as the Class B share is not entitled to any economic rights in the Company.

April 25 – December 31, 2016
(in thousands, except share and per share amounts)
Basic net income per Class A share
Numerator:
Net income attributable to Class A shares	$29,938
Denominator:
Basic weighted average Class A shares outstanding(1)	57,502,158

Basic net income per Class A share	$0.52

April 25 – December 31, 2016
(in thousands, except share and per share amounts)
Diluted net income per Class A share
Numerator:
Net income attributable to Class A shares	$29,938
Denominator:
Basic weighted average Class A shares outstanding(1)	57,502,158
Effect of dilutive shares for diluted net income per Class A share(2)	249,331

Weighted average shares for diluted net income per Class A share	57,751,489

Diluted net income per Class A share	$0.52

(1)	Includes weighted average deferred share units granted to certain members of the board of directors.
(2)	No shares related to outstanding share-based compensation awards were excluded due to being antidilutive.

MGP Operating Partnership
Schedule of Earnings Per Unit, Basic and Diluted

Net income attributable to Operating Partnership units, weighted average Operating Partnership units outstanding and the effect of dilutive securities outstanding are presented for the three and nine months ended September 30, 2017 and September 30, 2016. The nine months ended September 30, 2016 reflects the results of operations from MGP from the IPO Date through September 30, 2016.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in thousands, except share and per share amounts)
Basic net income per Operating Partnership unit
Numerator:
Net income	$43,700	$42,671	$134,267	$68,729
Denominator:
Basic weighted average Operating Partnership units outstanding	245,976,800	233,642,286	243,975,052	225,997,423

Basic net income per Operating Partnership unit	$0.18	0.18	$0.55	$0.30

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in thousands, except share and per share amounts)
Diluted net income per Operating Partnership unit
Numerator:
Net income	$43,700	$42,671	$134,267	$68,729
Denominator:
Basic weighted average Operating Partnership units outstanding	245,976,800	233,642,286	243,975,052	225,997,423
Effect of dilutive shares for diluted net income per Operating Partnership unit	140,522	252,163	195,032	245,665

Weighted average shares for diluted net income per Operating Partnership unit	246,117,322	233,894,449	244,170,084	226,243,088

Diluted net income per Operating Partnership unit	$0.18	$0.18	$0.55	$0.30

April 25 – December 31, 2016
(in thousands, except unit and per unit amounts)
Basic net income per Operating Partnership unit
Numerator:
Net income	$119,729
Denominator:
Basic weighted average Operating Partnership units outstanding	232,181,070

Basic net income per Operating Partnership unit	$0.52

April 25 – December 31, 2016
(in thousands, except unit and per unit amounts)
Diluted net income per Operating Partnership unit
Numerator:
Net income	$119,729
Denominator:
Basic weighted average Operating Partnership units outstanding(1)	232,181,070
Effect of dilutive shares for diluted net income per Operating Partnership unit	249,331

Weighted average shares for diluted net income per Operating Partnership unit	232,430,401

Diluted net income per Operating Partnership unit	$0.52